Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock	Additional paid-in capital	Retained earnings (Accumulated deficits)	Accumulated other comprehensive income (loss)	Total
Balance at Mar. 31, 2017	$ 20,000	$ 1,463,757	$ 357,064	$ 11,825	$ 1,852,646
Balance, shares at Mar. 31, 2017	20,000,000
Net income (Loss)			1,187,581		1,187,581
Foreign currency translation gain (Loss)				245,548	245,548
Balance at Mar. 31, 2018	$ 20,000	1,463,757	1,544,645	257,373	3,285,775
Balance, shares at Mar. 31, 2018	20,000,000
Net income (Loss)			1,539,227		1,539,227
Net Proceeds from the initial public offering	$ 2,706	6,487,025			6,489,731
Net Proceeds from the initial public offering, shares	2,706,701
Foreign currency translation gain (Loss)				(206,978)	(206,978)
Balance at Mar. 31, 2019	$ 22,706	7,950,782	3,083,872	50,395	11,107,755
Balance, shares at Mar. 31, 2019	22,706,701
Net income (Loss)			(10,287,872)		(10,287,872)
Equity portion and warrants of the convertible notes		2,796,868			2,796,868
Issuance of shares for convertible notes principal and interest partial settlement	$ 11,961	6,413,696			6,425,657
Issuance of shares for convertible notes principal and interest partial settlement, shares	11,961,006
Foreign currency translation gain (Loss)				(641,055)	(641,055)
Balance at Mar. 31, 2020	$ 34,667	$ 17,161,346	$ (7,204,000)	$ (590,660)	$ 9,401,353
Balance, shares at Mar. 31, 2020	34,667,707